S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 24, 2026 USD ($) shares
KPET Ultra Paceline LLC and our independent director nominees [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
KPET Ultra Paceline LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
KPET Ultra Paceline LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	235,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,350,000